Related Party Agreements (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
FRP
Charges/allocations to related parties	$ 2,211	$ 2,539	$ 2,302
Bluegrass
Charges/allocations to related parties	$ 490	$ 359	$ 245